PLAN DESCRIPTION (Details) - EBP 002 h in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) loan h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum age	21 years
Participant compensation matched, minimum service period	1 year
Participant compensation matched, minimum service time | h	1
Participant compensation matched, percentage	5.00%
Employer sharing contribution	3.00%
Vesting percentage	100.00%
Vesting period	5 years
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Participant loan, interest rate	6.75%
Maximum number of loans outstanding | loan	1
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Involuntary cash-out limit	$ 7,000
Forfeited nonvested account, decrease from administrative expense	50,964
Forfeited nonvested account	$ 16,072	$ 10,138
First Three Percent
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%
Matching percentage	100.00%
Next Two Percent
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	2.00%
Matching percentage	50.00%